Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Rental income	$ 42,887,126	$ 41,909,599	$ 85,204,046	$ 82,636,991	$ 150,900,039	$ 146,032,596	$ 128,723,298
Other income	1,069,487	565,567	1,519,177	1,205,201	19,063,191	17,365,562	15,287,216
Total revenues	43,956,613	42,475,166	86,723,223	83,842,192	169,963,230	163,398,158	144,010,514
Expenses:
Operating, maintenance and management	10,496,086	10,439,849	20,537,351	20,414,684	42,446,994	41,113,376	35,644,845
Real estate taxes and insurance	6,443,394	5,962,503	13,024,583	11,647,883	23,501,730	22,745,539	20,836,003
Fees to affiliates	6,265,958	5,826,703	12,331,606	11,623,381	25,976,226	24,342,996	24,629,873
Depreciation and amortization	18,515,635	17,629,793	36,797,927	35,065,143	70,993,280	68,417,556	67,991,543
Interest expense	12,165,781	10,231,952	24,399,076	19,346,307	44,374,484	34,944,074	26,060,155
Loss on debt extinguishment	0	0	41,609	0	4,975,497	0	0
General and administrative expenses	2,062,769	1,330,544	3,943,353	2,709,066	6,795,365	5,456,273	4,848,801
Acquisition costs					0	2,185	1,681,768
Total expenses	55,949,623	51,421,344	111,075,505	100,806,464	219,063,576	197,021,999	181,692,988
Net loss	$ (11,993,010)	$ (8,946,178)	$ (24,352,282)	$ (16,964,272)	$ (49,100,346)	$ (33,623,841)	$ (37,682,474)
Loss per common share - basic and diluted (in dollars per share)	$ (0.23)	$ (0.17)	$ (0.47)	$ (0.33)	$ (0.96)	$ (0.67)	$ (0.80)
Weighted average number of common shares outstanding - basic and diluted (in shares)	52,123,442	51,186,141	51,999,327	51,081,717	51,312,947	50,358,618	47,092,206